Risk management - Additional Information (Details) $ in Millions, $ in Millions	9 Months Ended			12 Months Ended
	Sep. 30, 2023 COP ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)
Risk management
Closing foreign exchange rate	4,053.72	4,053.72		4,810.20
Net position of assets and liabilities different functional currency		$ 855
Maximum percentage of cash investment held in portfolio, current	5.00%	5.00%
Designation of new hedges		$ 1,925
Debt principal payments	$ 18,196,512		$ 11,614,789
Colombian Peso
Risk management
Net liabilities of companies in the group with a different functional currency						$ 16,215
Exchange difference valuation of remaining net liabilities						348
US Dollar
Risk management
Exchange difference valuation of remaining net liabilities						16,563
Maximum percentage of cash investment held in portfolio, current	5.00%	5.00%
Hedge of a net investment in a foreign operation
Risk management
Net asset position	$ 4,993,929					10,298	$ 9,354,071	$ 4,366,336
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Risk management
Debt principal payments		$ 198
Net asset position						10,100
Hedge of a net investment in a foreign operation | Isa Colombia [Member]
Risk management
Net asset position						$ 198
Cash flow hedging for future revenues from crude oil exports, for the period 2015 - 2023
Risk management
Designation of new hedges		$ 6,265
Cash flow hedging for future revenues from crude oil exports, for the period 2022 - 2026
Risk management
Designation of new hedges				$ 4,340	$ 4,340
Commodity price risk [member]
Risk management
Total net asset (liability) position in swaps	$ 12,619						$ 41,316
Currency risk
Risk management
Increase decrease in foreign exchange rate	15.73%	15.73%